SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of currency exchnage rates
	June 30, 2025	June 30, 2024
Balance sheet items, except for ordinary shares, additional paid-in capital and retained earnings, as of year/period end	US$1=HK$7.8497	US$1=HK$7.809
Amounts included in the statements of operations and cash flows for the year/period	US$1=HK$7.8497	US$1=HK$7.809